Prospectus Supplement                                              223577 3/05
dated March 28, 2005 to:
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PUTNAM GROWTH FUNDS

Putnam Discovery Growth Fund
Putnam Growth Opportunities Fund
Putnam Health Sciences Trust
Putnam International New Opportunities Fund
Putnam New Opportunities Fund
Putnam OTC & Emerging Growth Fund
Putnam Small Cap Growth Fund
Putnam Vista Fund
Putnam Voyager Fund

PUTNAM BLEND FUNDS

Putnam Capital Appreciation Fund
Putnam Capital Opportunities Fund
Putnam Europe Equity Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam International Capital Opportunities Fund
Putnam International Equity Fund
Putnam Investors Fund
Putnam Research Fund
Putnam Tax Smart Equity Fund [REGISTRATION MARK]
Putnam Utilities Growth and Income Fund

PUTNAM VALUE FUNDS

Putnam Convertible Income-Growth Trust
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
Putnam International Growth and Income Fund
Putnam Mid Cap Value Fund
Putnam New Value Fund
Putnam Small Cap Value Fund

PUTNAM TAXABLE INCOME FUNDS

Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Floating Rate Income Fund
Putnam Global Income Trust
Putnam High Yield Trust
Putnam Income Fund
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam AMT-Free Insured Municipal Fund
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund

Putnam State Tax-Free Income Funds:

Putnam Arizona Tax Exempt Income Fund
Putnam California Tax Exempt Income Fund
Putnam Florida Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund

PUTNAM ASSET ALLOCATION FUNDS

Putnam Asset Allocation: Balanced Portfolio
Putnam Asset Allocation: Conservative Portfolio
Putnam Asset Allocation: Growth Portfolio

PUTNAM RETIREMENTREADY [REGISTRATION MARK] FUNDS

Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2010 Fund
Putnam RetirementReady Maturity Fund

The retail prospectuses of the funds listed above are supplemented as follows:

Effective April 1, 2005, the maximum sales charge for class A shares of the Putnam taxable income funds and tax-free income funds listed above (other than Putnam Floating Rate Income Fund) is reduced to 3.75% (from 4.50%). References to the maximum sales charge for class A shares in the sections "Fund summary - Fees and expenses" and "How do I buy fund shares?" are revised accordingly, and information for class A shares in the table of initial sales charges in the section "How do I buy fund shares?" is replaced with the information below. The table of average annual total returns and the example in the section "Fund summary" have not been restated to reflect the reduction in the maximum sales charge for class A shares of these funds.

FOR ALL TAXABLE INCOME FUNDS AND TAX-FREE INCOME FUNDS listed above other than Putnam Floating Rate Income Fund

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                                        Class A sales charge
                                         as a percentage of*:
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Amount of purchase at offering     Net amount
price ($)                           invested        Offering Price**
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Under 50,000                          3.90%                3.75%
50,000 but under 100,000              3.90                 3.75
100,000 but under 250,000             3.09                 3.00
250,000 but under 500,000             2.30                 2.25
500,000 but under 1,000,000           2.04                 2.00
1,000,000 and above                   NONE                 NONE
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 * Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

                             ------------------

Effective April 1, 2005, the maximum sales charge for class M shares of the Putnam equity funds listed above is reduced to 3.25% (from 3.50%), and the sales charges on class M shares of Putnam equity and fixed-income funds at different investment levels are adjusted as shown below. References to the maximum sales charge for class M shares in the sections "Fund summary - Fees and expenses" and "How do I buy fund shares?" are revised accordingly, and information for class M shares in the table of initial sales charges in the section "How do I buy fund shares?" is replaced with the information below. The table of average annual total returns and the example in the section "Fund summary" have not been restated to reflect the reduction in the maximum sales charge for class M shares of Putnam equity funds.

FOR ALL FUNDS listed above other than Putnam Floating Rate Income Fund

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                                        Class M sales charge
                                         as a percentage of*:
------------------------------------------------------------------------------
Amount of purchase at offering     Net amount
price ($)                           invested        Offering Price**
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Under 50,000                          3.36%                3.25%
50,000 but under 100,000              2.30                 2.25
100,000 but under 250,000             1.27                 1.25
250,000 but under 500,000             1.01                 1.00
500,000 but under 1,000,000           1.01                 1.00
1,000,000 and above                   NONE                 NONE
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 * Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

                             ------------------

FOR PUTNAM FLOATING RATE INCOME FUND

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                                        Class M sales charge
                                         as a percentage of*:
------------------------------------------------------------------------------
Amount of purchase at offering     Net amount
price ($)                           invested        Offering Price**
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Under 100,000                         2.04%                2.00%
100,000 but under 250,000             1.27                 1.25
250,000 but under 500,000             1.01                 1.00
500,000 but under 1,000,000           1.01                 1.00
1,000,000 and above                   NONE                 NONE
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 * Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

                             ------------------

In addition, effective April 1, 2005 the following text is added under the heading "Which class of shares is best for me? -- Class M shares" in the prospectus of each fund offering class M shares:

* Orders for class M shares of one or more Putnam funds, other than class
  M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class M shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial advisor.

                             ------------------

In addition, for all tax-free income funds listed above other than Putnam Tax-Free High Yield Fund, the following text is added as a new fourth sentence to the "Distribution (12b-1) plans" paragraph in the section "How do I buy fund shares?":

For class A shares the annual payment rate will equal the weighted average of (i) 0.20% on the net assets of the fund attributable to Class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% on all other net assets of the fund attributable to Class A shares.